TRADE ACCOUNTS RECEIVABLE (Allowance for doubtful accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of fiscal year	$ (7,184)
Balance, end of fiscal year	(18,994)	$ (7,184)
Allowance for doubtful accounts
Changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of fiscal year	(7,184)	(7,547)
Impairment of trade accounts receivable	(15,453)	(27,652)
Write-off of trade accounts receivable	3,643	28,015
Balance, end of fiscal year	$ (18,994)	$ (7,184)